Equity and Other Equity Items	12 Months Ended
Mar. 31, 2024
Equity [abstract]
Equity and Other Equity Items	Equity and Other Equity Items

	Thousands of Shares For the Year Ended March 31
	2023	2024
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,582,253	1,582,296
Exercise of stock options	44	123
Issuance of shares	—	—
As of the end of the year	1,582,296	1,582,419
The shares issued by the Company are ordinary shares with no par value that have no restrictions on any rights. The number of treasury shares included in the above shares issued was 31,892 thousand shares, 27,767 thousand shares, and 13,405 thousand shares as of April 1, 2022, March 31, 2023, and 2024, respectively. The number of treasury shares as of April 1, 2022, March 31, 2023 and 2024 includes 9,161 thousand shares, 6,215 thousand shares and 5,888 thousand shares, respectively, held by the Employee Stock Ownership Plan (“ESOP”) Trust and the Board Incentive Plan (“BIP”) Trust. During the year ended March 31, 2023, the ESOP and BIP Trust acquired 554 thousand shares and sold 3,500 thousand shares. During the year ended March 31, 2024, the ESOP and BIP Trust acquired 520 thousand shares and sold 847 thousand shares.
During the year ended March 31, 2023, the Company conducted the disposal of 8,091 thousand treasury shares under Long Term Incentive Plan (“LTIP”) for the Company Group employees overseas. The disposal of treasury shares resulted in a decrease in treasury shares of JPY 27,599 million. During the year ended March 31, 2024, the Company conducted the disposal of 13,958 thousand treasury shares under LTIP for the Company Group employees overseas. The disposal of treasury shares resulted in a decrease in treasury shares of JPY 47,614 million. The shares of the Company’s common stock and treasury shares were converted into the Company’s American Depositary Shares (“ADSs”) and settled with employees.
During the year ended March 31, 2023, Takeda acquired 6,908 thousand shares of its common stock for JPY 24,993 million, and the acquisition in accordance with the resolution on the acquisition of its own shares at the Board of Directors Meeting held on October 28, 2021 was completed.

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2021, to March 31, 2022
Q1 2021	¥141,859	¥90.00	March 31, 2021	June 30, 2021
Q3 2021	142,387	90.00	September 30, 2021	December 1, 2021
April 1, 2022, to March 31, 2023
Q1 2022	140,365	90.00	March 31, 2022	June 30, 2022
Q3 2022	140,474	90.00	September 30, 2022	December 1, 2022
April 1, 2023, to March 31, 2024
Q1 2023	140,475	90.00	March 31, 2023	June 29, 2023
Q3 2023	148,037	94.00	September 30, 2023	December 1, 2023
Dividends declared for which the effective date falls in the following fiscal year are as follows:

Dividends declared	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2024, to March 31, 2025
Q1 2024	148,041	¥94.00	March 31, 2024	June 27, 2024